Note 18 - Operating Segmentation (Tables)	9 Months Ended
Jul. 31, 2026
Statement Line Items [Line Items]
Disclosure of operating segments [text block]
(thousands of Canadian dollars)
for the three months ended	July 31, 2026
	Digital Banking Canada	Digital Banking USA	Digital Meteor	DRTC	Eliminations/ Adjustments	Consolidated
Net interest income	$27,472	$9,301	$-	$-	$-	$36,773
Non-interest income	93	2	413	1,875	(347)	2,036
Total revenue	27,565	9,303	413	1,875	(347)	38,809

Provision for (recovery of) credit losses	5	(234)	-	-	-	(229)
	27,560	9,537	413	1,875	(347)	39,038
Non-interest expenses:
Salaries and benefits	8,527	1,743	192	1,626	-	12,088
General and administrative	9,288	1,249	28	483	(347)	10,701
Premises and equipment	875	1,009	31	458	-	2,373
	18,690	4,001	251	2,567	(347)	25,162

Income (loss) before income taxes	8,870	5,536	162	(692)	-	13,876

Income tax provision	2,291	1,591	48	(114)	-	3,816

Net income (loss)	$6,579	$3,945	$114	$(578)	$-	$10,060

Total assets	$5,513,067	$1,355,667	$11,095	$15,999	$(20,590)	$6,875,238

Total liabilities	$5,223,535	$1,084,336	$321	$29,407	$(27,926)	$6,309,673

for the three months ended	July 31, 2025
	Digital Banking Canada	Digital Banking USA	Digital Meteor	DRTC	Eliminations/ Adjustments	Consolidated
Net interest income	$26,656	$3,123	$-	$-	$-	$29,779
Non-interest income	(37)	(7)	622	1,569	(343)	1,804
Total revenue	26,619	3,116	622	1,569	(343)	31,583

Provision for (recovery of) credit losses	1,201	(20)	-	-	-	1,181
	25,418	3,136	622	1,569	(343)	30,402
Non-interest expenses:
Salaries and benefits	7,214	1,174	214	1,497	-	10,099
General and administrative	8,636	1,163	47	214	(343)	9,717
Premises and equipment	898	186	373	376	-	1,833
	16,748	2,523	634	2,087	(343)	21,649

Income (loss) before income taxes	8,670	613	(12)	(518)	-	8,753

Income tax provision	2,150	176	(35)	(120)	-	2,171

Net income (loss)	$6,520	$437	$23	$(398)	$-	$6,582

Total assets	$5,124,771	$348,389	$11,543	$25,015	$(32,229)	$5,477,489

Total liabilities	$4,790,738	$155,228	$9,491	$19,410	$(25,520)	$4,949,347

(thousands of Canadian dollars)
for the nine months ended	July 31, 2026
	Digital Banking Canada	Digital Banking USA	Digital Meteor	DRTC	Eliminations/ Adjustments	Consolidated
Net interest income	$82,347	$23,986	$-	$-	$-	$106,333
Non-interest income	942	(13)	1,690	5,700	(1,036)	7,283
Total revenue	83,289	23,973	1,690	5,700	(1,036)	113,616

Provision for (recovery of) credit losses	1,181	(282)	-	-	-	899
	82,108	24,255	1,690	5,700	(1,036)	112,717
Non-interest expenses:
Salaries and benefits	22,533	5,546	570	5,024	-	33,673
General and administrative	30,490	2,563	100	1,351	(1,036)	33,468
Premises and equipment	2,747	1,637	133	1,536	-	6,053
	55,770	9,746	803	7,911	(1,036)	73,194

Income (loss) before income taxes	26,338	14,509	887	(2,211)	-	39,523

Income tax provision	6,951	4,170	242	(494)	-	10,869

Net income (loss)	$19,387	$10,339	$645	$(1,717)	$-	$28,654

Total assets	$5,513,067	$1,355,667	$11,095	$15,999	$(20,590)	$6,875,238

Total liabilities	$5,223,535	$1,084,336	$321	$29,407	$(27,926)	$6,309,673

for the nine months ended	July 31, 2025
	Digital Banking Canada	Digital Banking USA	Digital Meteor	DRTC	Eliminations/ Adjustments	Consolidated
Net interest income	$75,866	$7,669	$-	$-	$-	$83,535
Non-interest income	210	(24)	1,533	5,347	(1,052)	6,014
Total revenue	76,076	7,645	1,533	5,347	(1,052)	89,549

Provision for (recovery of) credit losses	3,188	(94)	-	-	-	3,094
	72,888	7,739	1,533	5,347	(1,052)	86,455
Non-interest expenses:
Salaries and benefits	18,339	3,802	684	5,043	-	27,868
General and administrative	18,619	2,560	434	1,365	(1,052)	21,926
Premises and equipment	2,748	399	544	1,379	-	5,070
	39,706	6,761	1,662	7,787	(1,052)	54,864

Income (loss) before income taxes	33,182	978	(129)	(2,440)	-	31,591

Income tax provision	8,698	305	(33)	(633)	-	8,337

Net income (loss)	$24,484	$673	$(96)	$(1,807)	$-	$23,254

Total assets	$5,124,771	$348,389	$11,543	$25,015	$(32,229)	$5,477,489

Total liabilities	$4,790,738	$155,228	$9,491	$19,410	$(25,520)	$4,949,347